Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (as set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s CEO and non-CEO NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to performance-based and service-based restricted unit awards and stock options, which remain subject to forfeiture if the vesting conditions are not satisfied.
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($000) (5)	Net Sales ($000) (6)
2025	$3,833,334	$2,846,642	$523,838	$458,720	$235	$133	$51,596	$614,649
2024	$3,209,468	$2,185,512	$601,459	$554,022	$236	$105	$63,816	$646,221
2023	$4,209,298	$6,434,816	$473,754	$474,252	$239	$113	$105,807	$791,382
2022	$4,075,599	$3,616,585	$435,671	$300,184	$171	$117	$103,280	$817,762
2021	$3,780,814	$5,866,473	$567,388	$723,881	$233	$163	$60,005	$685,169

(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:

•
FY 2025: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2025 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Douglas H. Diefenbach, Catherine A. Plaisted and Rebecca Thompson.

•
FY 2024: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips and Rebecca Thompson.

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2023 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Ashley Fothergill and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

(2)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
The amounts in this column assume the investment of $100 on June 30, 2020, in the Company’s common stock and the reinvestment of all dividends since that date.

(4)
The amounts in this column assume the investment of $100 on June 30, 2020, in the Dow Jones U.S. Furnishings Index and the reinvestment of all dividends since that date.

(5)
Amounts reflect Ethan Allen’s net income as reported in the Company’s audited consolidated financial statements for each applicable year.

(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to Company performance. Net sales continue to be viewed by the Company as a core driver of its performance and stockholder value creation and is measured on a GAAP basis and does not reflect any adjustments. Furthermore, net sales is used in the Company’s executive compensation program.

Adjustments to Compensation Actually Paid
The following tables detail adjustments to the Summary Compensation Table to determine “Compensation Actually Paid” for the CEO and the average “Compensation Actually Paid” for Non-CEO NEOs. The amounts do not reflect actual compensation earned or paid to our CEO and non-CEO NEOs during each applicable year.
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2025	$3,833,334	$(1,517,988)	$1,044,063	$(350,240)	$89,958	$(252,486)	$2,846,642
2024	$3,209,468	$(1,518,009)	$1,003,987	$(330,646)	$76,231	$(255,520)	$2,185,512
2023	$4,209,298	$(1,518,005)	$2,055,387	$806,373	$881,763	$—	$6,434,816
2022	$4,075,599	$(1,115,010)	$1,125,985	$(342,453)	$(127,535)	$—	$3,616,585
2021	$3,780,814	$(809,290)	$2,164,188	$344,575	$386,186	$—	$5,866,473
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2025	$523,838	$(118,403)	$97,541	$(12,209)	$5,372	$(37,420)	$458,720
2024	$601,459	$(144,838)	$102,529	$(10,735)	$5,607	$—	$554,022
2023	$473,754	$(74,040)	$64,602	$12,309	$2,861	$(5,234)	$474,252
2022	$435,671	$(57,829)	$26,976	$(498)	$(359)	$(103,778)	$300,184
2021	$567,388	$(75,408)	$200,794	$17,481	$15,089	$(1,463)	$723,881

(1)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(2)
Amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are consistent with those used to estimate fair value at grant date under U.S. GAAP. For PSUs with net sales and return on equity metrics, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:
•
FY 2025: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2025 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Douglas H. Diefenbach, Catherine A. Plaisted and Rebecca Thompson.
•
FY 2024: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2024 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips and Rebecca Thompson.

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2023 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Ashley Fothergill and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Phillips, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

PEO Total Compensation Amount	$ 3,833,334	$ 3,209,468	$ 4,209,298	$ 4,075,599	$ 3,780,814
PEO Actually Paid Compensation Amount	$ 2,846,642	2,185,512	6,434,816	3,616,585	5,866,473
Adjustment To PEO Compensation, Footnote
Adjustments to Compensation Actually Paid
The following tables detail adjustments to the Summary Compensation Table to determine “Compensation Actually Paid” for the CEO and the average “Compensation Actually Paid” for Non-CEO NEOs. The amounts do not reflect actual compensation earned or paid to our CEO and non-CEO NEOs during each applicable year.
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2025	$3,833,334	$(1,517,988)	$1,044,063	$(350,240)	$89,958	$(252,486)	$2,846,642
2024	$3,209,468	$(1,518,009)	$1,003,987	$(330,646)	$76,231	$(255,520)	$2,185,512
2023	$4,209,298	$(1,518,005)	$2,055,387	$806,373	$881,763	$—	$6,434,816
2022	$4,075,599	$(1,115,010)	$1,125,985	$(342,453)	$(127,535)	$—	$3,616,585
2021	$3,780,814	$(809,290)	$2,164,188	$344,575	$386,186	$—	$5,866,473
(1)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(2)
Amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are consistent with those used to estimate fair value at grant date under U.S. GAAP. For PSUs with net sales and return on equity metrics, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 523,838	601,459	473,754	435,671	567,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 458,720	554,022	474,252	300,184	723,881
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Compensation Actually Paid
The following tables detail adjustments to the Summary Compensation Table to determine “Compensation Actually Paid” for the CEO and the average “Compensation Actually Paid” for Non-CEO NEOs. The amounts do not reflect actual compensation earned or paid to our CEO and non-CEO NEOs during each applicable year.
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2025	$523,838	$(118,403)	$97,541	$(12,209)	$5,372	$(37,420)	$458,720
2024	$601,459	$(144,838)	$102,529	$(10,735)	$5,607	$—	$554,022
2023	$473,754	$(74,040)	$64,602	$12,309	$2,861	$(5,234)	$474,252
2022	$435,671	$(57,829)	$26,976	$(498)	$(359)	$(103,778)	$300,184
2021	$567,388	$(75,408)	$200,794	$17,481	$15,089	$(1,463)	$723,881

(1)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(2)
Amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are consistent with those used to estimate fair value at grant date under U.S. GAAP. For PSUs with net sales and return on equity metrics, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
TSR: Company versus Peer Group and Compensation Actually Paid. As shown in the chart below, our five-year cumulative TSR for the period of fiscal 2021 through fiscal 2025 has consistently and significantly outperformed the five-year cumulative TSR for companies included in our peer group. Our NEO long-term incentive compensation program includes TSR as a performance metric. The Compensation Committee selected TSR to add a measure of performance of the Company in comparison to its peer group. As this chart demonstrates, the CAP for our CEO and non-CEO NEOs were generally aligned with our TSR during the applicable period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income. Net Income is not a direct component of our annual non-equity and long-term equity incentive compensation programs; however, it is correlated with other components of our annual non-equity incentive and long-term equity incentive compensation programs, such as our adjusted operating income and return on equity metric. Net Income is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs. Similar to Net Sales, the variation in CAP compared to Net Income during fiscal years 2022 and 2025 was driven by the vesting levels of our performance-based equity awards which are measured over a three-year period. Lower fiscal 2025 CAP was more aligned with lower Net Income when compared to fiscal years 2021 through 2023.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Net Sales. Net Sales was chosen as the Company Selected Measure because it is important in measuring the overall financial health of the Company and is also a prominent metric in our annual non-equity incentive and long-term equity incentive compensation programs. The Compensation Committee selected net sales as a broad indicator of attaining strategic objectives and a core driver of the Company’s performance. Net Sales is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs. The variation in CAP compared to Net Sales was driven primarily by the vesting levels of our performance-based equity awards which are measured over a three-year period. Lower fiscal 2025 CAP was more aligned with lower Net Sales when compared to fiscal years 2021 through 2023.

Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group and Compensation Actually Paid. As shown in the chart below, our five-year cumulative TSR for the period of fiscal 2021 through fiscal 2025 has consistently and significantly outperformed the five-year cumulative TSR for companies included in our peer group. Our NEO long-term incentive compensation program includes TSR as a performance metric. The Compensation Committee selected TSR to add a measure of performance of the Company in comparison to its peer group. As this chart demonstrates, the CAP for our CEO and non-CEO NEOs were generally aligned with our TSR during the applicable period.

Tabular List, Table
Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid for the NEOs to Company performance during fiscal 2025. These metrics are further detailed under our annual non-equity and long-term equity incentive compensation programs in the CD&A.
• Net Sales and Sales Growth	• Adjusted Operating Income
• Return on Equity	• Total Shareholder Return

Total Shareholder Return Amount	$ 235	236	239	171	233
Peer Group Total Shareholder Return Amount	133	105	113	117	163
Net Income (Loss)	$ 51,596,000	$ 63,816,000	$ 105,807,000	$ 103,280,000	$ 60,005,000
Company Selected Measure Amount	614,649,000	646,221,000	791,382,000	817,762,000	685,169,000
PEO Name	M. Farooq Kathwari
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales and Sales Growth
Non-GAAP Measure Description
(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to Company performance. Net sales continue to be viewed by the Company as a core driver of its performance and stockholder value creation and is measured on a GAAP basis and does not reflect any adjustments. Furthermore, net sales is used in the Company’s executive compensation program.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,517,988)	$ (1,518,009)	$ (1,518,005)	$ (1,115,010)	$ (809,290)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,044,063	1,003,987	2,055,387	1,125,985	2,164,188
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,240)	(330,646)	806,373	(342,453)	344,575
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,958	76,231	881,763	(127,535)	386,186
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,486)	(255,520)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,403)	(144,838)	(74,040)	(57,829)	(75,408)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,541	102,529	64,602	26,976	200,794
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,209)	(10,735)	12,309	(498)	17,481
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,372	5,607	2,861	(359)	15,089
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,420)		$ (5,234)	$ (103,778)	$ (1,463)